Offerings	Oct. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, to be offered under the 2022 Plan
Amount Registered | shares	4,071,793
Proposed Maximum Offering Price per Unit	2.7041
Maximum Aggregate Offering Price	$ 11,010,535.45
Fee Rate	0.0087%
Amount of Registration Fee	$ 957.92
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) shall also cover any additional shares of Common Stock that become issuable under the Company’s 2022 Equity Incentive Plan (“2022 Plan”), 2021 Equity Incentive Plan, Matuszewski Options Agreement and Van Vurst Options Agreement, as a result of any stock dividend, stock split, recapitalization, or other similar transaction.

Calculated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(h) under the Securities Act. Pursuant to Rule 457(h) under the Securities Act, this price is calculated based on the average of the high and low of the Common Stock as reported on the Nasdaq Capital Market on October 5, 2026, which is within five business days prior to filing this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, offered for resale by selling stockholders
Amount Registered | shares	5,970,627
Proposed Maximum Offering Price per Unit	2.7041
Maximum Aggregate Offering Price	$ 16,145,172.47
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,404.63
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) shall also cover any additional shares of Common Stock that become issuable under the Company’s 2022 Equity Incentive Plan (“2022 Plan”), 2021 Equity Incentive Plan, Matuszewski Options Agreement and Van Vurst Options Agreement, as a result of any stock dividend, stock split, recapitalization, or other similar transaction.

Calculated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act. Pursuant to Rule 457(c) under the Securities Act, this price is calculated based on the average of the high and low of the Common Stock as reported on the Nasdaq Capital Market on October 5, 2026, which is within five business days prior to filing this Registration Statement.